CERTAIN BALANCE SHEET COMPONENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2026	$ 87
2027	87
2028	82
2029	64
2030	63
Thereafter	126
Total	$ 509	$ 596